Document and Entity Information	May 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000763744
Document Type	8-K
Document Period End Date	May 10, 2021
Entity Registrant Name	LCI INDUSTRIES
Entity Incorporation State Country Code	DE
Entity File Number	001-13646
Entity Tax Identification Number	13-3250533
Entity Address, Address Line One	3501 County Road 6 East
Entity Address, City or Town	Elkhart
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46514
City Area Code	(574)
Local Phone Number	535-1125
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	LCII
Security Exchange Name	NYSE
Entity Emerging Growth Company	false